Foreclosed Assets Held for Sale (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Foreclosed Assets Held for Sale (Textual) [Abstract]
Specific allowances on real estate owned charged off	$ 9.4
Net expenses		$ 1.7	$ 1.9	$ 2.0